SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 18. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

We have only one segment, the digital entertainment business segment, which operates a portfolio of digital entertainment products, primarily targeting digital entertainment service users across Asia.

Our Company uses the income from operations as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of consolidated financial statements. Please refer to the consolidated statements of operations and comprehensive income (loss) for the related segment revenue and operating results.

Major Product Lines

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2022	2021	2020
MahJong and casino casual games	$1,308	$1,493	$1,833
PC-based online sports games	3,395	2,376	2,730
Mobile role playing games	801	1,522	2,270
Other games and game related revenues	81	101	42
	$5,585	$5,492	$6,875

Major Customers

No single customer represented 10% or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2022	2021	2020
Taiwan	$2,427	$3,050	$3,743
Hong Kong	3,158	2,442	3,132
	$5,585	$5,492	$6,875

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2022			December 31, 2021
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$103	$19	$1,289	$88	$12	$1,897
Hong Kong	—	—	17	—	—	74
	$103	$19	$1,306	$88	$12	$1,971